Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Debt, Long-term and Short-term, Combined Amount		$ 2,532.5
Cash and cash equivalents		718.5	471.2	629.7	359.3
Acquisition inventory valuation		0	7.0	0
Inflation Rate Threshold To Determine a Highly Inflationary Economy		100.00%
Long-term Debt		2,370.1	2,312.5
Repayments of Long-term Debt	495
Long-term debt		2,138.6	2,206.5
Capitalized Computer Software, Net [Abstract]
Capitalized Computer Software, Amortization		2.7	5.2	5.8
Property, Plant and Equipment [Abstract]
Depreciation expense		136.7	154.5	119.3
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		13 years
Net Monetary Assets in Venezuela		40
Term Loan Due 2012 [Member]
Long-term Debt		106.5	447.5
Repayments of Long-term Debt		335
Debt Covered By Interest Rate Swap Agreements [Member]
Debt, Long-term and Short-term, Combined Amount		100.0
Long-term debt		$ 200.0
Minimum [Member]
Property, Plant and Equipment [Abstract]
Finite-Lived Intangible Asset, Useful Life		3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		2 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member]
Property, Plant and Equipment [Abstract]
Finite-Lived Intangible Asset, Useful Life		20 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		25 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Useful Life		30 years